Financial Instruments and Fair Value Measurements (Details) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 08, 2011 Transcontinental [Member] CAD
Business Acquisition [Line Items]
Deposit made on asset exchange	$ 0	$ (50.0)	$ 50.8	50.0